Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Nov. 30, 2018	Jul. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Operating lease, right-of-use assets					$ 1,445,274	$ 1,750,430
Operating lease, lease liabilities					1,483,460	1,773,384
Operating lease, rent expense					651,806	419,249
Sublease income					$ 376,750
Minimum [Member]
Lease liability, discount rate					10.00%
Maximum [Member]
Lease liability, discount rate					12.00%
ASU 2016-02 [Member]
Operating lease, right-of-use assets						1,352,597	$ 631,723
Operating lease, lease liabilities						1,352,597	$ 631,723
Lease Agreement [Member]
Operating lease, expiration date	Nov. 30, 2023	Feb. 28, 2024		Dec. 31, 2023
Operating lease, monthly rent	$ 6,000	$ 10,000
Payments for security deposit		$ 20,000	$ 28,000
Operating lease, renewal term		4 years 6 months
Lease Agreement [Member] | From Lease Commencement Date to Last Day of Second Lease Year [Member]
Operating lease, monthly rent				$ 14,000
Lease Agreement [Member] | Twenty Fifth Month of Commencement Date [Member]
Operating lease, monthly rent		$ 10,500		$ 14,420
Lease Agreement 1 [Member]
Operating lease, expiration date		Aug. 31, 2024
Operating lease, monthly rent		$ 18,000
Payments for security deposit						$ 18,000
Operating lease, renewal term		5 years
Lease Agreement 1 [Member] | Twenty Fifth Month of Commencement Date [Member]
Lease description		Increase by 3% each lease year